Pay vs Performance Disclosure - USD ($)			12 Months Ended
		Feb. 17, 2021	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($)	Average summary compensation table total for non-PEO named executive officers ($) (2)	Average compensation actually paid to non-PEO named executive officers ($)	Value of initial fixed $100 investment based on: Total Shareholder Return ($) (3)	Value of initial fixed $100 investment based on: Peer Group Total Shareholder Return ($) (3)	Net Loss Attributable to Verano Holding Corp. and its Subsidiaries (Thousands) ($)	Adjusted EBITDA (4)
2025	710,743	687,091	975,787	931,124	3.01	14.67	257,908	229,194
2024	1,195,606	(285,940)	1,078,906	(174,403)	3.71	12.74	341,859	264,454
2023	1,871,923	2,668,351	1,708,972	2,337,924	13.47	18.63	117,348	304,871
2022	2,015,425	166,280	4,340,351	3,507,649	9.62	16.89	269,164	323,567

Company Selected Measure Name			Adjusted EBITDA		Adjusted EBITDA		Adjusted EBITDA		Adjusted EBITDA
PEO Actually Paid Compensation Amount	[1]		$ 687,091		$ (285,940)		$ 2,668,351		$ 166,280
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO
Adjustments	2025	2024	2023	2022
SCT Total	$710,743	$1,195,606	$1,871,923	$2,015,425
Adjustments for Stock and Option Awards
(Deduct): Aggregate value for stock Awards included in SCT Total for the covered fiscal year	(80,543)	$(534,312)	$(1,083,555)	$(1,498,176)
	630,200	$661,294	$788,368	$517,249
Add: Fair value at year end of Awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	162,303	$158,326	$1,783,286	$573,862
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of Awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end (1)	3,000	$(646,335)	$89,323	$(352,463)
Add: Vesting date fair value of Awards granted and vested during the covered fiscal year	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of Awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (1)	(108,412)	$(459,225)	$7,374	$(572,367)
Total Compensation Actually Paid	687,091	$(285,940)	$2,668,351	$166,280

	Other NEOs
Adjustments	2025	2024	2023	2022
SCT Total	$975,787	$1,078,906	$1,708,972	$4,340,351
Adjustments for Stock and Option Awards
(Deduct): Aggregate value for stock Awards included in SCT Total for the covered fiscal year	(53,921)	(482,288)	(992,219)	(699,940)
	921,866	596,618	716,753	3,640,411
Add: Fair value at year end of Awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	108,657	142,910	1,548,817	271,828
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of Awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end (1)	1,951	(561,356)	57,213	(148,804)
Add: Vesting date fair value of Awards granted and vested during the covered fiscal year	—	—	1,752	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of Awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (1)	(101,349)	$(352,575)	13,389	(255,786)
Total Compensation Actually Paid	931,124	(174,403)	2,337,924	3,507,649 (2)

(1)	In applicable years, includes change in the fair value of Company Options as well as the change in fair value of RSUs. The Company uses the Black-Scholes model to determine the fair value of Company Options, taking into account risk-free interest rate, expected volatility over the trailing twelve months, the stock price of our Common Stock on Cboe or the CSE, as applicable, converted to U.S. dollars using the exchange rate in effect on the applicable date. Expected volatility considers the historical volatility of the Company’s shares and any other features of the option grant that may impact the measurement of fair value such as market conditions. Change in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company Options.

(2)	During fiscal year 2022, Mr. Tipton, one of our NEOs, received non-equity compensation in the amount of $6.7 million as a performance bonus, as disclosed in our Summary Compensation Table. Pursuant to the SEC rules, we have not deducted this compensation from the compensation actually paid to our NEOs in 2022. When removing Mr. Tipton from the analysis and taking Mr. Weiss, the only other non-PEO NEO in 2022, the total compensation actually paid to Mr. Weiss was $216,173.

Non-PEO NEO Average Total Compensation Amount	[1],[2]		$ 975,787		1,078,906		1,708,972		4,340,351
Non-PEO NEO Average Compensation Actually Paid Amount	[1]		$ 931,124		(174,403)		2,337,924		3,507,649
Compensation Actually Paid vs. Net Income [Text Block]

The Company became a reporting issuer in 2022. As such, the net loss attributable to Verano Holdings Corp. and its subsidiaries and controlled affiliates was, in thousands, $257,908 for fiscal year 2025, $341,859 for fiscal year 2024, $117,348 for fiscal year 2023 and $269,164 for fiscal year 2022. Thus, the compensation actually paid in 2025 being higher than compensation actually paid in 2024 corresponds to a decrease in our net loss from 2024 to 2025. The decrease in net loss in 2025 compared to 2024 was largely attributable to lower comparative impairments and operating expenses. The compensation actually paid in 2024 being lower than the summary compensation and decrease in compensation actually paid between 2023 and 2024, which is largely due to a decrease in our stock price, corresponds to an increase in our net loss from 2023 to 2024. The increase in net loss for 2024 compared to 2023 was largely due to fixed and intangible asset impairments and fair value measurements of $327.7 million in 2024. Additionally, the compensation actually paid in 2023 being higher than the summary compensation and increase in compensation actually paid between 2022 and 2023, which was largely due to an increase in our stock price, corresponds to a decrease in our net loss from 2022 to 2023. The decrease in net loss for fiscal 2023 compared to fiscal 2022 was largely due to a $229 million impairment charge in 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Adjusted EBITDA was, in thousands, $229,194 for fiscal year 2025, $264,454 for fiscal year 2024, $304,871 for fiscal year 2023 and $323,567 for fiscal year 2022. The compensation actually paid in 2025 being higher than compensation actually paid in 2024, which was largely due to the vesting of long-term incentive cash awards as described above, corresponded to a decrease in Adjusted EBITDA in 2025 compared to 2024. The compensation actually paid in 2024 being lower than the summary compensation and decrease in compensation actually paid between 2023 and 2024, which as noted above is largely due to a decrease in our stock price, corresponds to a decrease in our Adjusted EBITDA from 2023 to 2024. Additionally, Adjusted EBITDA decreased between 2022 and 2023 and, accordingly, compensation actually paid in 2023 was lower than the summary compensation and compensation actually paid between 2022 and 2023.

The following is an unranked list of the most important financial performance measures used by the Company to link compensation actually paid to the NEOs, for the year ended December 31, 2025, to Company performance:

Adjusted EBITDA

Net Revenue

Total Shareholder Return Vs Peer Group [Text Block]

Our TSR has been as follows from February 17, 2021 (the date we became publicly traded on the CSE) through December 31, 2025:

Company/Index	2/17/2021	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
Verano Holdings Corp.	100	38.22	9.62	13.47	3.71	3.01
Peer Group	100	44.31	16.89	18.63	12.74	14.67

Given the emerging and federally illegal nature of our industry (subject to recently enacted exceptions as detailed herein), our stock price is highly volatile and often not reflective of the financial or operating performance of the Company. The Company maintains an emphasis on providing NEOs equity compensation, which makes the price of our Common Stock a significant variable in the calculation of “compensation actually paid” (as defined by the SEC). As a result, “compensation actually paid” may not be highly correlated with Company performance as shown by the financial measures above at any particular date.

For our PEO and all other NEOs in 2025, compensation actually paid is slightly lower than the compensation included in the summary compensation table. The increase from compensation actually paid between 2024 and 2025 is largely due to the vesting of long-term incentive cash awards in 2025, which was the first year such cash awards vested. Our peer group saw an increase in TSR in 2025 as compared to 2024, and we saw a slight decrease in TSR between 2024 and 2025. In fiscal year 2024, our TSR decreased compared to 2023, in line with our peer group, and our compensation actually paid to our NEOs was lower than the compensation calculated in accordance with the summary compensation table. In fiscal year 2023, our total stockholder return increased compared to 2022, in line with our peer group. As such, our compensation actually paid to our NEOs was higher than the compensation calculated in accordance with the summary compensation table. In fiscal year 2022, our total stockholder return decreased compared to 2021, in line with our peer group. As such, our compensation actually paid in 2022 to our NEOs was lower than the compensation calculated in accordance with the summary compensation table.

Total Shareholder Return Amount		$ 100	$ 3.01	[1],[3]	3.71	[1],[3]	13.47	[1],[3]	9.62	[1],[3]	$ 38.22
Peer Group Total Shareholder Return Amount		$ 100	14.67	[1],[3]	12.74	[1],[3]	18.63	[1],[3]	16.89	[1],[3]	$ 44.31
Net Income (Loss) Attributable to Parent	[1]		$ 257,908		$ 341,859		$ 117,348		$ 269,164
Company Selected Measure Amount	[1],[4]		(229,194)		(264,454)		(304,871)		(323,567)
PEO Name			Mr. Archos		Mr. Archos		Mr. Archos		Mr. Archos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]			Adjusted EBITDA is a non-U.S. GAAP financial measure. Please see Appendix A for a reconciliation of such non-GAAP financial measure to the most comparable GAAP financial measure.
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		$ 710,743		$ 1,195,606		$ 1,871,923		$ 2,015,425
Total Compensation Actually Paid			687,091		(285,940)		2,668,351		166,280
PEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			710,743		1,195,606		1,871,923		2,015,425
PEO [Member] | Aggregate Value for Stock Awards Included in SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			(80,543)		(534,312)		(1,083,555)		(1,498,176)
PEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			630,200		661,294		788,368		517,249
PEO [Member] | Fair Value at Year End of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			162,303		158,326		1,783,286		573,862
PEO [Member] | Year-Over-Year Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		3,000		(646,335)		89,323		(352,463)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
PEO [Member] | Change as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		(108,412)		(459,225)		7,374		(572,367)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			931,124		(174,403)		2,337,924		3,507,649	[6]
Non-PEO NEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			975,787		1,078,906		1,708,972		4,340,351
Non-PEO NEO [Member] | Aggregate Value for Stock Awards Included in SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			(53,921)		(482,288)		(992,219)		(699,940)
Non-PEO NEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			921,866		596,618		716,753		3,640,411
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			108,657		142,910		1,548,817		271,828
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		1,951		(561,356)		57,213		(148,804)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid							1,752
Non-PEO NEO [Member] | Change as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		$ (101,349)		$ (352,575)		$ 13,389		$ (255,786)

[1]	Pursuant to Instruction 2 of Item 402(v) of Regulation S-K, we have provided data for fiscal year 2025, 2024, 2023 and 2022 as we became subject to Section 13(a) or 15(d) of the Exchange Act 60 days after we filed our Form 10 in 2022, pursuant to Section 12(g) of the Exchange Act.
[2]	Mr. Archos was the principal executive officer (“PEO”) for the full time period included in this table. Messrs. Tipton, Summerer, Tarapchak and McDermott and Ms. Kalesnik were the NEOs included for 2025. Messrs. Summerer, Weiss and Tipton and Ms. Kalesnik were the NEOs included for 2024 and 2023, and Messrs. Weiss and Tipton were the NEOs included for 2022.
[3]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures for each applicable year assume a fixed investment of $100 on February 17, 2021, the date the Company began to be traded on the Canadian Securities Exchange (“CSE”). The TSR is cumulative total stockholder returns for Verano and the comparison assumes all dividends have been reinvested (if any). The returns of each company in the peer group have been weighted to reflect their market capitalization. The peer group includes Cresco Labs Inc., Curaleaf Holdings, Inc., Trulieve Cannabis Corp. and Green Thumb Industries Inc.
[4]	The Company calculates adjusted EBITDA as net income (loss) plus net interest expense, income tax expense, depreciation and amortization expense and also excludes certain one-time extraordinary items. The most directly comparable GAAP metric is net income (loss). See Appendix A for a reconciliation of adjusted EBITDA to net income (loss).
[5]	In applicable years, includes change in the fair value of Company Options as well as the change in fair value of RSUs. The Company uses the Black-Scholes model to determine the fair value of Company Options, taking into account risk-free interest rate, expected volatility over the trailing twelve months, the stock price of our Common Stock on Cboe or the CSE, as applicable, converted to U.S. dollars using the exchange rate in effect on the applicable date. Expected volatility considers the historical volatility of the Company’s shares and any other features of the option grant that may impact the measurement of fair value such as market conditions. Change in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company Options.
[6]	During fiscal year 2022, Mr. Tipton, one of our NEOs, received non-equity compensation in the amount of $6.7 million as a performance bonus, as disclosed in our Summary Compensation Table. Pursuant to the SEC rules, we have not deducted this compensation from the compensation actually paid to our NEOs in 2022. When removing Mr. Tipton from the analysis and taking Mr. Weiss, the only other non-PEO NEO in 2022, the total compensation actually paid to Mr. Weiss was $216,173.